Goodwill	3 Months Ended
Mar. 31, 2022
Goodwill [Abstract]
GOODWILL	7 — GOODWILL The Company recorded goodwill in connection with the acquisition of Purnovate. Carrying value of goodwill at both March 31, 2022 and December 31, 2021 was $248,971.